Debt (Details Narrative)							1 Months Ended		3 Months Ended			12 Months Ended
	Nov. 03, 2017 USD ($)	Nov. 03, 2017 USD ($)	Dec. 07, 2015 USD ($) $ / shares shares	Mar. 04, 2015 USD ($) $ / shares shares	Nov. 10, 2014 USD ($)	Oct. 07, 2013 USD ($) $ / shares shares	Mar. 31, 2016 USD ($) Integer shares	Dec. 31, 2015 USD ($) $ / shares shares	Nov. 30, 2017 USD ($) shares	Nov. 30, 2016 USD ($)	Mar. 31, 2016 USD ($) Integer shares	Nov. 30, 2017 USD ($) shares	Aug. 31, 2017 USD ($) $ / shares shares	Aug. 31, 2016 USD ($)	Dec. 31, 2017 shares	Mar. 02, 2017 shares	Oct. 07, 2015 shares
Accretion of debt discount									$ (345,147)	$ (364,059)			$ (1,311,445)	$ (2,335,954)
Interest expense									94,016	76,338			312,185	308,983
Debt discount									$ 1,142,495			$ 1,142,495	413,377	1,650,120
Debt discount attributable to the relative fair value					$ 3,629,309
Face value of note					$ 3,000,000
Additional debt discount								$ 2,476,875
Convertible Promissory Note [Member]
Cash receved						$ 3,000,000
Promissory note annual interest rate						7.00%
Debt instrument, terms of conversion feature						The Investor may elect to convert principal and accrued interest into units of the Company's equity securities, with each Unit consisting of (a) one share of common stock; and (b) one Stock Purchase Warrant for the purchase of one share of common stock. The conversion price for each Unit is the lesser of (i) $1.37; or (ii) 70% of the 20 day average closing price of the Company's common stock prior to conversion, subject to a floor of $1.00 with the exercise price of each Warrant being equal to 60% of the 20 day average closing price of the Company's common stock prior to conversion. If issued, the Warrant included in the Units will be exercisable for a period of five years
Third Amendment to 2013 Bridge Loan Agreement [Member]
Debt instrument extended maturity date	Dec. 31, 2022
Debt discount	$ 1,074,265	$ 1,074,265
Interest rate increase	10.50%
Third Amendment to 2013 Bridge Loan Agreement [Member] | Investor [Member]
Debt instrument extended maturity date	Dec. 31, 2019	Dec. 31, 2019
Interest rate increase		10.50%
Third Amendment 2015 Bridge Loan Agreement [Member]
Debt instrument extended maturity date	Dec. 31, 2022
Interest rate increase	10.50%
Third Amendment 2015 Bridge Loan Agreement [Member] | Investor [Member]
Debt instrument extended maturity date	Dec. 31, 2019
Subsequent Event [Member] | Third Amendment to 2013 Bridge Loan Agreement [Member]
Debt instrument extended maturity date	Dec. 31, 2022
Interest rate increase	10.50%
Subsequent Event [Member] | Third Amendment 2015 Bridge Loan Agreement [Member]
Debt instrument extended maturity date	Dec. 31, 2022
Interest rate increase	10.50%
Subsequent Event [Member] | 2013 Bridge Loan Agreement [Member] | Investor [Member]
Debt instrument extended maturity date	Dec. 31, 2019
Subsequent Event [Member] | 2015 Bridge Loan Agreement [Member] | Investor [Member]
Debt instrument extended maturity date	Dec. 31, 2019
Series J Warrant Member
Commom stock purchase | shares								3,110,378
Commom stock purchase price | $ / shares								$ 1.12
Exercisable date								Nov. 09, 2019
Series K Warrant Member
Commom stock purchase | shares								3,110,378
Commom stock purchase price | $ / shares								$ 1.20
Exercisable date								Nov. 09, 2019
Series I Warrant Member
Commom stock purchase | shares						921,875
Commom stock purchase price | $ / shares						$ 1.37
Convertible Promissory Note [Member]
Cash receved						$ 3,000,000
Promissory note annual interest rate			10.00%			7.00%
Debt instrument extended maturity date			Sep. 01, 2016
Common stock conversion price			common stock at a conversion price equal to 85% of the thirty day volume weighted average price of the Company’s common stock
Series L Warrant Member
Accretion of debt discount													74,702	170,614
Commom stock purchase | shares				500,000
Commom stock purchase price | $ / shares				$ 1.20
Debt discount attributable to the relative fair value													299,750
Additional debt discount				$ 33,000
Series M Warrant Member
Accretion of debt discount													74,702	170,614
Commom stock purchase | shares			275,000
Commom stock purchase price | $ / shares			$ 2.34
Bridge Loan One [Member]
Cash receved				$ 600,000
Accrued interest rate				7.00%
Interest expense													47,832	44,742
Default rate				15.00%
Series M Stock Member
Commom stock purchase | shares			100,000
Commom stock purchase price | $ / shares			$ 2.34
Additional debt discount			$ 205,800
Bridge Loan [Member]
Cash receved			550,010
Accretion of debt discount													0	458,777
Interest expense													$ 695	17,604
Debt instrument convertible beneficial conversion feature							$ 458,777
Wire fees			$ 10
PPM Member
Promissory note annual interest rate											10.00%
Commom stock purchase | shares							529,230				529,230
Investor received PPM Units | Integer							177				177
Coverted amount							$ 548,700				$ 548,700
Remaining amount							18,146				18,146
Inducement expense							$ 36,176				$ 36,176
Investor [Member]
Common stock conversion price					The conversion price for each Unit is the lesser of (i) $1.37; or (ii) 70% of the 20 day average closing price of the Company's common stock prior to conversion, subject to a floor of $1.00 with the exercise price of each Warrant being equal to 60% of the 20 day average closing price of the Company's common stock prior to conversion. If issued, the Warrant included in the Units will be exercisable for a period of five years.
Warrant [Member] | Convertible Promissory Note [Member]
Commom stock shares issuable upon conversion of debt | shares									2,928,826			2,928,826
Series J [Member]
Commom stock purchase | shares																3,110,378
Series K [Member]
Commom stock purchase | shares																3,110,378
Series I [Member]
Commom stock purchase | shares																921,875
Series M [Member]
Commom stock purchase | shares													100,000
Series M [Member] | Investor [Member]
Commom stock purchase | shares																	275,000
December 31 2020 Member | Series J [Member]
Commom stock purchase | shares								3,110,378					3,110,378
Additional debt discount													$ 304,817
December 31 2020 Member | Series K [Member]
Commom stock purchase | shares								3,110,378					3,110,378		3,110,378
Additional debt discount													$ 326,590
December 31 2020 Member | Series I [Member]
Commom stock purchase | shares								921,875					921,875		3,110,378
Additional debt discount													$ 233,234
December 31 2020 Member | Series N [Member]
Commom stock purchase | shares								767,000					767,000
Commom stock purchase price | $ / shares													$ 3.38
Fair value of the Series N Warrant, per share | $ / shares													$ 2.102
Fair value of the Series N Warrant total													$ 1,612,234
December 31 2020 Member | Series M [Member] | Investor [Member]
Commom stock purchase | shares																	275,000
2013 Loan Agreement Member
Accretion of debt discount									$ 345,147	308,339			1,236,743	1,706,563
Interest expense									79,580	64,036			263,668	$ 246,637
Remaining debt discount									$ 1,142,495				$ 413,377
December 31 2022 [Member] | Series N [Member]
Debt instrument extended maturity date												Dec. 31, 2020
Commom stock shares issuable upon conversion of debt | shares									767,000			767,000
Debt instrument, extended maturity date												Dec. 31, 2022
December 31 2022 [Member] | Series M [Member]
Debt instrument extended maturity date												Dec. 31, 2020
Commom stock shares issuable upon conversion of debt | shares									246,000			246,000
Debt instrument, extended maturity date												Dec. 31, 2022
December 31 2022 [Member] | Series P [Member]
Debt instrument extended maturity date												Apr. 30, 2018
Commom stock shares issuable upon conversion of debt | shares									213,500			213,500
Debt instrument, extended maturity date												Dec. 31, 2022
December 31 2022 [Member] | Series R [Member]
Debt instrument extended maturity date												Jun. 20, 2021
Commom stock shares issuable upon conversion of debt | shares									468,750			468,750
Debt discount									$ 295,781			$ 295,781
Debt instrument, extended maturity date												Dec. 31, 2022
December 31 2022 [Member] | Series S-A [Member]
Debt instrument extended maturity date												Jul. 24, 2022
Commom stock shares issuable upon conversion of debt | shares									300,000			300,000
Debt discount									$ 20,100			$ 20,100
Debt instrument, extended maturity date												Dec. 31, 2022
Bridge Loan One [Member]
Cash receved				$ 600,000
Promissory note annual interest rate				7.00%
Accretion of debt discount									0	55,720
Interest expense									$ 14,436	$ 11,617
Default rate				15.00%